Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net loss per common share
Schedule of Basic and Diluted Net Income Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31, 2022
	2023	2022

Comprehensive net loss attributable to stockholders	$(25,537,315)	$(59,999,072)

Weighted average common shares outstanding
Basic and diluted	2,596,493	2,522,175

Net loss per common share
Basic and diluted	$(9.84)	$(23.79)

Schedule of Pre-tax Income (Loss) by Jurisdiction

The Company’s pre-tax income (loss) by jurisdiction was as follows for the years ending December 31, 2023 and December 31, 2022:

	Year ended December 31, 2022
	2023	2022

Domestic	$(25,683,200)	$(13,525,998)
Foreign	3,545	(1,899,580)
Total	(25,679,655)	(15,425,578)

Schedule of Income Tax for Continuing Operations

The provision for income taxes for continuing operations for the year ended December 31, 2023 and 2022 consist of the following

	Year ended December 31, 2022
	2023	2022
Current Income Taxes
Federal	$0	$0
State	60,000	23,364
Foreign	0	0
Total current income taxes	60,000	23,364

Deferred Income Taxes
Federal	-	-
State	-	-
Foreign	-	-
Total deferred income taxes	-	-
Total Income Tax Expense (benefit)	$60,000	$23,364

Schedule of Increase in the Valuation Allowance

	Year ended December 31, 2022
	2023	2022

Tax Expense at statutory federal rate of 21%	$(5,392,727)	$(3,239,371)
State income taxes, net of federal income tax benefit	60,000	23,364
Foreign Rate Differential	318	-
Permanent Differences	1,203,361	37,919
Other - Misc.
Change in Valuation Allowance	4,189,048	3,201,452
Income tax expense (benefit)	60,000	23,364

Schedule of Deferred Tax Assets and Liabilities

	2023	2022
Long-term deferred tax assets:
Federal Net Operating Loss Carryforwards	$36,378,116	$20,145,126
Intangible Assets	1,492,426	(861,317)
Accrued Compensation & Benefits	863,049	-
Foreign Net Operating Loss Carryforwards	773,134	-
Stock Compensation	-	-
State Net Operating Loss Carryforwards	-	-
Other	19,540	19,540
Total deferred tax assets before valuation allowance	39,526,265	19,303,349
	-	-
Deferred tax liabilities:	-	-
Fixed Assets	316	(46,035)
Intangible Assets	-	-
Total deferred tax liabilities	316	(46,035)

Valuation Allowance	(39,525,949)	(29,260,143)
Net deferred tax assets and liabilities	$-	$-